ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
Accounts Payable	$ 22,181	$ 23,365
Accrued Liabilities and Other Payables	150,302	211,649
TOTAL	$ 172,483	$ 235,014